Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

 7. Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets as at December 31, 2023 and December 31, 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Insurance and other claims	$11,073	$15,008
Advances to suppliers and other assets	11,651	6,946
Prepaid insurances	3,628	2,969
Other (1)	14,112	8,842
Total	$40,464	$33,765

(1) Includes mainly current portion of the straight-line basis of revenue recognition.